Oct. 31, 2024
Income Opportunities Fund | Income Opportunities Fund - Classes A, L, I, C, R6
Investment Objectives
Morgan Stanley Income Opportunities Fund (the  “Fund”) seeks a high level of current income as its primary investment objective. As a secondary objective, the Fund seeks to  maximize total return but only to the extent consistent with its  primary objective.

Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.
For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value per share (“NAV”) of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any shares of the Fund and/or certain other Morgan Stanley Funds already held in Related Accounts (as defined in the section of the Prospectus entitled “Shareholder Information—Share Class Arrangements”) as of the date of the transaction, amounts to $100,000  or more. More information about this combined purchase discount and other discounts is available from your authorized financial intermediary, on page 47 of the Prospectus in the section entitled “Shareholder Information—Share Class Arrangements” and in Appendix A attached to the Prospectus. In addition, Appendix A attached to the Prospectus contains more information regarding financial intermediary-specific sales charge waivers and discounts.
Class I shares may be available on brokerage platforms of firms that have agreements with the Fund’s principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Fund are available in other share classes that have different fees and expenses.

~ http://xbrl.sec.gov/rr/role/ShareholderFeesData column dei_DocumentInformationDocumentAxis compact mfirx_doc_Income_Opportunities_Fund_Classes_A_L_I_C_R6Member column dei_LegalEntityAxis compact mfirx_S000002382Member row primary compact * ~
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
~ http://xbrl.sec.gov/rr/role/OperatingExpensesData column dei_DocumentInformationDocumentAxis compact mfirx_doc_Income_Opportunities_Fund_Classes_A_L_I_C_R6Member column dei_LegalEntityAxis compact mfirx_S000002382Member row primary compact * ~
Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). After eight years, Class C shares of the Fund generally will convert automatically to Class A shares of the Fund. The example for Class C shares reflects the conversion to Class A shares after eight years. Please refer to the section of the Prospectus entitled “Shareholder Information—Conversion Features” for more information.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares
~ http://xbrl.sec.gov/rr/role/ExpenseExample column dei_DocumentInformationDocumentAxis compact mfirx_doc_Income_Opportunities_Fund_Classes_A_L_I_C_R6Member column dei_LegalEntityAxis compact mfirx_S000002382Member row primary compact * ~
If You HELD Your Shares
~ http://xbrl.sec.gov/rr/role/ExpenseExampleNoRedemption column dei_DocumentInformationDocumentAxis compact mfirx_doc_Income_Opportunities_Fund_Classes_A_L_I_C_R6Member column dei_LegalEntityAxis compact mfirx_S000002382Member row primary compact * ~
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 155%  of the average value of its portfolio.

Principal Investment Strategies
The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., will allocate the Fund’s investments among the following asset classes or market segments: (1) corporate securities, (2) agency residential and commercial mortgage-backed securities, (3) non-agency residential and commercial mortgage-backed securities, (4) asset-backed securities, (5) emerging market securities, (6) convertible securities, (7) U.S. government securities and foreign sovereign debt, and (8) derivatives, including interest rate-related derivatives and currency derivatives. Securities may be rated either investment grade or below investment grade and denominated in any currency, hedged or un-hedged. The amount of the Fund’s assets committed to any one asset class or market segment will fluctuate. Under normal circumstances, the Fund may invest up to 65% of its net assets in any one asset class or market segment. The Adviser has the flexibility to select any combination of at least two asset classes of the aforementioned groups depending upon market conditions and the current economic environment and, as a result, at any given time the Fund’s assets may be invested in certain groups and not others.
The Fund’s investment process incorporates information about environmental, social and governance issues (also referred to as ESG) via an integrated approach within the investment team’s fundamental investment analysis framework. The Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Adviser deems to be materially important environmental and/or social issues facing a company.
The corporate securities in which the Fund will invest may include fixed-income securities issued by corporations located in or outside of the United States, certificates of deposit and bankers’ acceptances issued or guaranteed by, or time deposits maintained at, banks, commercial paper and convertible securities.
The types of mortgage-backed securities in which the Fund may invest include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), stripped mortgage-backed securities (“SMBS”) and commercial mortgage-backed securities (“CMBS”). Mortgage pass-through securities provide for monthly payments that are a “pass-through” of the monthly interest and principal payments made by the individual borrowers on the pooled mortgage loans. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collectively “Mortgage Assets”). CMOs are issued in multiple classes and each class has a fixed or floating rate and a stated maturity (when a debt security provides its final payment) or final distribution date. Certain classes will have more predictable cash flows than others. The Fund may invest in any class of CMO. SMBS are derivative multi-class mortgage-backed securities. A common type of SMBS will have one class receiving some of the interest and most of the principal from the Mortgage Assets, while the other class receives most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. In addition, the Fund may invest in to-be-announced pass-through mortgage-backed securities, which settle on a delayed delivery basis (“TBAs”).
Asset-backed securities represent an interest in a pool of assets such as, but not limited to, automobile loans, credit card receivables, student loans or home equity (prime and subprime) loans that have been securitized in pass-through structures similar to mortgage-backed securities.
The Fund may invest in fixed-income securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or in fixed-income securities issued or guaranteed by foreign governments or supranational organizations or any of their instrumentalities, including debt obligations of governmental issuers located in emerging market or developing countries and sovereign debt. The Fund may also invest generally in foreign securities that are denominated in U.S. dollars or in currencies other than U.S. dollars.
In pursuit of its investment objectives, the Fund may regularly enter into currency derivatives, including, but not limited to, foreign currency forward exchange contracts, and currency and currency index futures and options contracts for hedging and non-hedging purposes. The use of these currency derivatives may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. At times, the Fund may enter into “cross-currency” transactions involving currencies other than those in which securities held or proposed to be purchased are denominated.
In addition to its use of currency derivatives, the Fund may, but it is not required to, use derivatives and similar instruments for a variety of purposes, including hedging, risk management, portfolio management or to seek to  earn income. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other similar instruments and techniques.
The Fund may invest in loan-related investments, such as public bank loans made by banks or other financial institutions and loan participations and assignments, which may be rated investment grade or below investment grade. The Fund may also invest in restricted and illiquid securities.
The Fund will maintain an average credit rating of at least investment grade (BBB- by S&P Global Ratings, a division of S&P Global Inc. (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or Baa3 by Moody’s Investors Service, Inc. (“Moody’s”)). Although the Fund’s average credit rating will be investment grade or higher, the Fund may invest in securities that are rated below investment grade (rated below BBB by either S&P or Fitch, or below Baa by Moody’s) or in unrated securities considered to be of comparable quality by the Adviser (often referred to as “junk” instruments). If securities are rated differently by two or more rating agencies, the highest rating will be used.

Past Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A shares’ performance from year-to-year and by showing how the Fund’s average annual total returns for the past one, five and 10 year periods and since inception compare with those of a broad measure of market performance and one or more additional indexes. The additional index(es) in the table provides a means to compare the Fund’s average annual total  returns to a benchmark that the Adviser believes is representative of the Fund’s investment universe. The performance of the other classes, which is shown in the table below, will differ because the classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown. The Fund’s returns in the table include the maximum applicable sales charge for Class A and Class C and assume you sold your shares at the end of each period (unless otherwise noted). The Fund changed its name from Morgan Stanley Global Fixed Income Opportunities Fund to Morgan Stanley Income Opportunities Fund effective May 30, 2025. Additionally, effective May 30, 2025, the Fund changed its primary benchmark to the  Bloomberg U.S. Aggregate Index because the Adviser believes it is a more appropriate benchmark for the Fund. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free 1-800-869-6397.
Effective May 30, 2025, the Fund’s principal investment strategies changed. The performance information in the bar chart and table prior to that date reflects the Fund’s prior principal investment strategies.

Annual Total Returns—Calendar Years

High Quarter	06/30/20	8.25%
Low Quarter	03/31/20	-7.86%

Average Annual Total Returns (for the calendar periods ended December 31, 2024)
~ http://xbrl.sec.gov/rr/role/PerformanceTableData column dei_DocumentInformationDocumentAxis compact mfirx_doc_Income_Opportunities_Fund_Classes_A_L_I_C_R6Member column dei_LegalEntityAxis compact mfirx_S000002382Member row oef_ClassAxis compact * row oef_PerformanceMeasureAxis compact * column primary compact * ~
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund’s other classes will vary from the Class A shares’ returns. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.